Certain Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Certain Transactions [Abstract]
Schedule of preliminary allocation of the purchase price to assets acquired and liabilities

U.S. $ in thousands
Cash payments	$53,815
Issuance of ordinary shares to Covestro stockholders	5,202
Contingent consideration at estimated fair value	659
Other liability	868
Total consideration	$60,544